SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE (Details) - USD ($)				12 Months Ended
		Oct. 02, 2024	Jan. 10, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Fair value of the assets acquired and the liabilities assumed
Goodwill					$ 131,909,760	$ 141,402,327
Less: Non-controlling interest				$ (1,259,798)
Ninjas in Pyjamas Gaming AB [Member]
Business Acquisition [Line Items]
Fair value of consideration transferred			$ 168,000,000
Fair value of the assets acquired and the liabilities assumed
Net working capital	[1]		1,989,535
Property and equipment, net			61,925
Non-operating asset/liability			34,020
Deferred tax liability	[2]		(14,427,828)
Total identifiable assets			58,603,242
Goodwill			109,396,758
Ninjas in Pyjamas Gaming AB [Member] | League Tournaments Right [Member]
Fair value of the assets acquired and the liabilities assumed
Intangible assets			45,985,000
Ninjas in Pyjamas Gaming AB [Member] | Brand Name [Member]
Fair value of the assets acquired and the liabilities assumed
Intangible assets			24,053,000
Ninjas in Pyjamas Gaming AB [Member] | Talent Acquisition Costs [Member]
Fair value of the assets acquired and the liabilities assumed
Intangible assets			$ 907,590
WuhaWuhan YoungWill Network Technology Co Ltd [Member]
Business Acquisition [Line Items]
Fair value of consideration transferred		$ 3,716,139
Fair value of the assets acquired and the liabilities assumed
Net working capital	[3]	149,294
Non-operating asset/liability		866,642
Deferred tax liability	[4]	(1,596,010)
Total identifiable assets		2,962,842
Goodwill		753,297
Fair value of consideration transferred		3,311,721
Fair value of consideration transferred		404,418
Less: Non-controlling interest		(2,841,123)
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Brand Name [Member]
Fair value of the assets acquired and the liabilities assumed
Intangible assets		669,754
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Customer Relationships [Member]
Fair value of the assets acquired and the liabilities assumed
Intangible assets		3,904,524
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Agency Contract Rights [Member]
Fair value of the assets acquired and the liabilities assumed
Intangible assets		$ 1,809,761

[1]	Among which, cash acquired from acquisition of Ninjas in Pyjamas was $1,707,373.
[2]	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.
[3]	Among which, cash acquired from acquisition of Young Will was $296,139
[4]	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.